PROPERTY AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Components of property and equipment
Gross property and equipment	$ 7,736	$ 7,404
Accumulated depreciation and amortization	(3,386)	(3,100)
Net property and equipment	4,350	4,304
Accrued property and equipment purchases for items received but not yet paid	109	91
Accrued property and equipment purchases, for items received but not yet paid, included in accounts payable	104	87
Land
Components of property and equipment
Gross property and equipment	350	352
Buildings and improvements
Components of property and equipment
Gross property and equipment	4,102	3,984
Construction in progress
Components of property and equipment
Gross property and equipment	236	205
Equipment
Components of property and equipment
Gross property and equipment	$ 3,048	$ 2,863